Related Party Transactions - Amounts Due from and Due to Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction
Trade receivables	$ 3,694	$ 6,251
Amounts due from related parties	705	2,230
Amount due to related parties	$ 2,392	$ 1,835
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party
KOAS
Related Party Transaction
Amount due to related parties	$ 1,663	$ 1,339
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party
KNOT and affiliates
Related Party Transaction
Trade receivables	$ 1	$ 804
Amount due to related parties	$ 729	$ 496
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party
Related Party
Related Party Transaction
Amounts due from related parties	$ 705	$ 2,230
Related Party | KOAS
Related Party Transaction
Trade receivables	1,317	521
Amounts due from related parties	33	427
Related Party | KNOT and affiliates
Related Party Transaction
Trade receivables	1	804
Amounts due from related parties	$ 672	$ 1,803